Note 6 - Commitments (Details Textual)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) ft²	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2021 ft²
Licensing Agreement, Future Minimum Payments Receivable, Current	$ 149,000		$ 174,000
Licensing Agreement, Future Minimum Payments Receivable, in Two Years	128,000		128,000
Licensing Agreement, Future Minimum Payments Receivable, in Three Years	128,000		128,000
Licensing Agreement, Future Minimum Payments Receivable, in Four Years	28,000		28,000
Licensing Agreement, Future Minimum Payments Receivable, in Five Years	28,000		28,000
Unrecorded Unconditional Purchase Obligation, Total	$ 2,200,000		407,000
Office and Laboratory Lease Agreement [Member]
Area of Real Estate Property (Square Foot) | ft²	8,400				8,400
Operating Lease, Expense	$ 44,089	$ 42,803	166,242	$ 166,577
Lessee, Operating Lease, Liability, to be Paid, Year One			$ 176,356